Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2020	£ 99,230	£ 2,047	£ 140,890	£ (339)	£ 24,782	£ (22)	£ 42,466	£ (110,594)
Loss for the period	(18,848)							(18,848)
Other comprehensive income (expense) for the year	(4)					(4)
Total comprehensive loss for the period	(18,852)					(4)		(18,848)
Share-based payments	3,615				3,615
Exercise of share options	198	39	159		(1,088)			1,088
Lapse of share options					(196)			196
Ending balance at Jun. 30, 2021	84,191	2,086	141,049	(339)	27,113	(26)	42,466	(128,158)
Beginning balance at Dec. 31, 2021	65,548	2,087	141,050	(339)	30,027	(17)	42,466	(149,726)
Loss for the period	(12,295)							(12,295)
Other comprehensive income (expense) for the year	56					56
Total comprehensive loss for the period	(12,239)					56		(12,295)
Share-based payments	2,741				2,741
Exercise of share options	(15)	1	0		(118)			102
Lapse of share options					(172)			172
Ending balance at Jun. 30, 2022	£ 56,035	£ 2,088	£ 141,050	£ (339)	£ 32,478	£ 39	£ 42,466	£ (161,747)